OTHER ASSETS (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
OTHER ASSETS, NET
Deposits receivable	$ 2,243,171	$ 474,640
Loans receivables	578,138	274,129
Prepaid expense	300,520
Notes receivable	153,744
Other receivables	210,308	32,090
Other assets	$ 3,485,881	$ 780,859
Percentage of Loans Receivable Recovered	55.00%	85.00%